Document and Entity Information	Sep. 08, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000833444
Document Type	8-K
Document Period End Date	Sep. 08, 2020
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Entity Address, Address Line One	1 Albert Quay
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	(353)
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares Par Value 0.01 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
Notes 0.000 Percent Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2020
Trading Symbol	JCI20B
Security Exchange Name	NYSE
M 4.25 Senior Notes Due 20212 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.25% Senior Notes due 2021
Trading Symbol	JCI21B
Security Exchange Name	NYSE
M 3.750 Senior Notes Due 20211 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2021
Trading Symbol	JCI21C
Security Exchange Name	NYSE
M 4.625 Notes Due 20234 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Notes due 2023
Trading Symbol	JCI23
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 20233 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2023
Trading Symbol	JCI23A
Security Exchange Name	NYSE
Notes 3.625 Percent Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2024
Trading Symbol	JCI24A
Security Exchange Name	NYSE
Notes 1.375 Percent Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2025
Trading Symbol	JCI25A
Security Exchange Name	NYSE
Notes 3.900 Percent Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2026
Trading Symbol	JCI26A
Security Exchange Name	NYSE
Notes 6.000 Percent Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Notes due 2036
Trading Symbol	JCI36A
Security Exchange Name	NYSE
M 5.70 Senior Notes Due 20416 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Senior Notes due 2041
Trading Symbol	JCI41B
Security Exchange Name	NYSE
M 5.250 Senior Notes Due 20415 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% Senior Notes due 2041
Trading Symbol	JCI41C
Security Exchange Name	NYSE
Notes 4.625 Percentdue 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2044
Trading Symbol	JCI44A
Security Exchange Name	NYSE
Notes 5.125 Percent Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Notes due 2045
Trading Symbol	JCI45B
Security Exchange Name	NYSE
Debentures 6.950 Percent Due December 12045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.950% Debentures due December 1, 2045
Trading Symbol	JCI45A
Security Exchange Name	NYSE
Notes 4.500 Percent Due 2047 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2047
Trading Symbol	JCI47
Security Exchange Name	NYSE
Notes 4.950 Percent Due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.950% Senior Notes due 2064
Trading Symbol	JCI64A
Security Exchange Name	NYSE